Citi Fund Services

800 Boylston Street, 24th Floor

Boston, Massachusetts 02199

September 27, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust
File Nos. 333-89822 and 811-21114

Dear Ladies and Gentlemen:

As Administrator on behalf of ProShares Trust (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 212 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on September 25, 2019 (Accession No. 0001193125-19-254811).

Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProShare Advisors LLC, at (240) 497-6400.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English
Senior Vice President
Citi Fund Services